Cover	May 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2022
Entity File Number	001-40142
Entity Registrant Name	Bowlero Corp.
Entity Central Index Key	0001840572
Entity Tax Identification Number	98-1632024
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7313 Bell Creek Road
Entity Address, City or Town	Mechanicsville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23111
City Area Code	804
Local Phone Number	417-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	BOWL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false